Intangible and tangible assets - Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 34,238	$ 33,083	$ 31,931	$ 32,484
Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	11,265	9,951	8,650
Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	8,700	8,009	7,937
Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	11,150	12,352	13,016
Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 3,123	2,771	2,328
Other intangible assets | Minimum
Goodwill and other intangible assets
Finite useful life	3 years
Other intangible assets | Maximum
Goodwill and other intangible assets
Finite useful life	20 years
Gross value/Cost
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 51,200	50,527	49,792
Gross value/Cost | Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	11,654	10,484	9,010
Gross value/Cost | Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	18,218	17,713	18,025
Gross value/Cost | Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	14,124	14,976	15,962
Gross value/Cost | Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	7,204	7,354	6,795
Depreciation, amortization and impairment
Goodwill and other intangible assets
Intangible assets, including goodwill	(16,962)	(17,444)	(17,861)
Depreciation, amortization and impairment | Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	(389)	(533)	(360)
Depreciation, amortization and impairment | Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	(9,518)	(9,704)	(10,088)
Depreciation, amortization and impairment | Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	(2,974)	(2,624)	(2,946)
Depreciation, amortization and impairment | Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	$ (4,081)	$ (4,583)	$ (4,467)